SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation and Transaction (Details)	3 Months Ended	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
China
Foreign Currency Translation
Closing translation rates	7.2411	7.2411		7.3171
Average translation rates		7.1726	6.9233
Hong Kong
Foreign Currency Translation
Closing translation rates	7.8209	7.8209
Average translation rates	7.8272